Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its investment in marketable securities and foreign currency derivative contracts at fair value. Generally equity funds are classified within Level 1, this is because these assets are valued using quoted prices in active markets. Foreign currency derivative contracts, certain corporate bonds and convertible bonds are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Contingent consideration is classified within Level 3. The Company values the Level 3 contingent consideration using discounted cash flow of the expected future payments, whose inputs include interest rate.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments:

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$12,929	$-	$12,929
Convertible bonds	-	1,209	-	1,209

Total financial assets	$-	$14,138	$-	$14,138

Liabilities:
Contingent consideration	$-	$-	$1,333	$1,333

Total financials liabilities	$-	$-	$1,333	$1,333

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$8,757	$-	$8,757
Convertible bonds	-	1,156	-	1,156

Total financial assets	$-	$9,913	$-	$9,913

Liabilities:
Contingent consideration	$-	$-	$414	$414

Total financials liabilities	$-	$-	$414	$414

Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2017	2018

Opening balance	$3,088	$1,333
Increase in contingent consideration due to acquisitions	-	124
Payment of contingent consideration	(2,109)	(974)
Increase in fair value of contingent consideration	1,587	210
Decrease in fair value of contingent consideration	(1,287)	(248)
Decrease in liability against other receivables	(118)	-
Amortization of interest and exchange rate	172	(31)

Closing balance	$1,333	$414